Notes Receivable from Third Parties - Valuation Assumptions (Details)	Jun. 30, 2022	Dec. 31, 2021
VIA Motors International, Inc. | Probability
Debt Securities, Available-for-sale [Line Items]
Measurement input		0.90
VIA Motors International, Inc. | Yield rate
Debt Securities, Available-for-sale [Line Items]
Measurement input		0.040
Inobat | Probability
Debt Securities, Available-for-sale [Line Items]
Measurement input	0.50	0.50
Inobat | Yield rate
Debt Securities, Available-for-sale [Line Items]
Measurement input	0.175	0.175